Northern Lights Fund Trust

AlphaCore Statistical Arbitrage Fund

Incorporated herein by reference is the definitive version of the supplement for AlphaCore Statistical Arbitrage Fund pursuant to Rule 497 (c) under the Securities Act of 1933, as amended, on August 30, 2017 (SEC Accession No. 0001580642-17-004837).